Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	2021	2020	2019
	$m	$m	$m
Raw materials and consumables	1,755	1,262	830
Inventories in process	5,216	1,331	1,272
Finished goods and goods for resale	2,012	1,431	1,091
Inventories	8,983	4,024	3,193